Basic and Diluted Loss per Share - Components of Basic and Diluted Loss Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended					6 Months Ended		12 Months Ended
	Jul. 31, 2020	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Jul. 31, 2020	Jul. 31, 2019	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Basic loss per share:
Net loss attributable to nCino, Inc.	$ (14,646)	$ (9,644)	$ (6,029)	$ (8,502)	$ (3,419)	$ (19,415)	$ (11,921)	$ (27,594)	$ (22,306)	$ (18,589)
Denominator
Weighted average-common shares outstanding basic (in shares)	84,629,777			76,420,098		83,112,132	76,206,900	78,316,794	74,593,709	68,290,570
Basic loss per share attributable to nCino, Inc. (in USD per share)	$ (0.17)			$ (0.11)		$ (0.23)	$ (0.16)	$ (0.35)	$ (0.30)	$ (0.27)
Dilutive loss per share:
Net loss attributable to nCino, Inc.	$ (14,646)	$ (9,644)	$ (6,029)	$ (8,502)	$ (3,419)	$ (19,415)	$ (11,921)	$ (27,594)	$ (22,306)	$ (18,589)
Denominator
Weighted average-common shares outstanding diluted (in shares)	84,629,777			76,420,098		83,112,132	76,206,900	78,316,794	74,593,709	68,290,570
Diluted loss per share attributable to nCino, Inc. (in USD per share)	$ (0.17)			$ (0.11)		$ (0.23)	$ (0.16)	$ (0.35)	$ (0.30)	$ (0.27)